FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Schedule of Fair Value of Financial Instruments

As at December 31, 2024	Fair value through OCI $	Fair value through profit or loss $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	-	-	231,328	231,328
Trade receivables concentrate sales	-	18,920	-	18,920
Trade receivables doré sales	-	-	7,782	7,782
Investments in equity securities	119	-	-	119
Other receivables	-	-	4,332	4,332
Total financial assets	119	18,920	243,442	262,481

Financial liabilities
Trade payables	-	-	(91,180)	(91,180)
Payroll payable	-	-	(30,345)	(30,345)
Share units payable	-	(14,063)	-	(14,063)
2024 Convertible Notes	-	-	(126,031)	(126,031)
Other payables	-	-	(84,383)	(84,383)
Total financial liabilities	-	(14,063)	(331,939)	(346,002)

As at December 31, 2023	Fair value through OCI $	Fair value through profit or loss $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	-	-	128,148	128,148
Trade receivables concentrate sales	-	16,819	-	16,819
Trade receivables doré sales	-	-	3,151	3,151
Investments in equity securities	80	-	-	80
Other receivables	-	-	5,189	5,189
Total financial assets	80	16,819	136,488	153,387

Financial liabilities
Trade payables	-	-	(100,387)	(100,387)
Payroll payable	-	-	(21,896)	(21,896)
Share units payable	-	(9,259)	-	(9,259)
Metal forward sales contracts liability	-	(81)	-	(81)
Credit facilities	-	-	(162,946)	(162,946)
2019 Convertible Debentures	-	-	(43,901)	(43,901)
Other payables	-	-	(82,807)	(82,807)
Total financial liabilities	-	(9,340)	(411,937)	(421,277)

As at December 31, 2024	Level 1 $	Level 2 $	Level 3 $	Total $
Trade receivables concentrate sales	-	18,920	-	18,920
Investments in equity securities	119	-	-	119
Share units payable	-	(14,063)	-	(14,063)

As at December 31, 2023	Level 1 $	Level 2 $	Level 3 $	Total $
Trade receivables concentrate sales	-	16,819	-	16,819
Investments in equity securities	80	-	-	80
Metal forward sales contracts liability	-	(81)	-	(81)
Share units payable	-	(9,259)	-	(9,259)

	December 31, 2024		December 31, 2023
	Carrying amount $	Fair value $	Carrying amount $	Fair value $
2024 Convertible Notes (1)	(126,031)	(177,330)	-	-
Credit facilities	-	-	(162,946)	(165,000)
2019 Convertible Debentures (1)	-	-	(43,901)	(44,344)
	(126,031)	(177,330)	(206,847)	(209,344)

(1)	The carrying amounts of the 2024 Convertible Notes and 2019 Convertible Debentures represents the liability components (Note 13), while the fair value represents the liability and equity components. The fair value of the 2024 Convertible Notes is based on the quoted prices in markets that are not active for the underlying securities. As at December 31, 2023, the fair value of the 2019 Convertible Debentures is based on the quoted market price of the convertible debentures.